Equity-accounted investees - Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 26, 2022 USD ($) T	Nov. 30, 2019	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of joint ventures [line items]
Proceeds from the sale of vessels				$ 198,011	$ 51,344
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Vessels | Suezmax Bari
Disclosure of joint ventures [line items]
Property plant and equipment, boat carrying capacity | T	159,186
Proceeds from the sale of vessels	$ 21,500
Gain	$ 6,600		$ 6,600